Investments	3 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
Investments

Note 3. Investments

The following table presents the composition of the investment portfolio at amortized cost and fair value as of March 31, 2024 and December 31, 2023, respectively, with corresponding percentages of total investments at fair value:

	March 31, 2024			December 31, 2023
	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Senior secured loans - first lien	$17,370	$14,883	88.8%	$24,954	$23,330	97.4%
Senior secured bonds	1,451	21	0.1	1,458	21	0.1
Total senior debt	$18,821	$14,904	88.9%	$26,412	$23,351	97.5%
Equity and other	4,649	1,837	11.1	4,649	575	2.5
Total investments	$23,470	$16,741	100.0%	$31,061	$23,926	100.0%

The following table presents the composition of the investment portfolio by industry classifications at amortized cost and fair value as of March 31, 2024 and December 31, 2023, respectively, with corresponding percentages of total investments at fair value:

	March 31, 2024			December 31, 2023
Industry Classification	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Services: Business	$9,842	$6,943	41.5%	$12,884	$8,587	35.9%
Consumer Goods: Non-Durable	—	—	—	4,543	4,479	18.7
Metals & Mining	5,803	4,437	26.5	5,807	5,033	21.0
Automotive	3,481	2,733	16.3	3,460	2,870	12.0
Retail	1,686	1,309	7.8	1,662	1,572	6.6
Chemicals, Plastics & Rubber	947	948	5.7	949	950	4.0
Energy: Oil & Gas	1,711	371	2.2	1,756	435	1.8
Total investments	$23,470	$16,741	100.0%	$31,061	$23,926	100.0%

The following table presents the geographic dispersion of the investment portfolio as a percentage of total investments at fair value as of March 31, 2024 and December 31, 2023:

Geographic Dispersion	March 31, 2024	December 31, 2023
United States of America	100.0%	100.0%
Total investments	100.0%	100.0%